WARRANTS LIABILITY (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) D $ / shares shares
WARRANTS LIABILITY
Number of warrants outstanding | shares	14,850,000
Warrants liability
WARRANTS LIABILITY
Warrants value at the date of issuance (see Note 1d) | $	$ 10,925
Gain from revaluation to fair value through profit or loss | $	(9,440)
Carrying amount of the warrants as of December 31, 2023 | $	$ 1,485
Number of shares purchased for a warrant | shares	1
Warrant price | $ / shares	$ 11.50
Public Warrants exercisable term after the completion of BCA	30 days
Exercise period of warrants	5 years
Warrants liability | Redemption of warrants when the price per share of ordinary shares equals or exceeds $18.00
WARRANTS LIABILITY
Redemption price | $ / shares	$ 0.01
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 18.00
Threshold trading days for redemption of warrants | D	20
Threshold consecutive trading days for redemption of warrants | D	30